Derivatives and Hedge Accounting Activities - (Fair Value of Derivatives) (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022
Derivatives Fair Value [Line Items]
Derivative Asset, Current	$ 263	$ 1,019	[1]
Derivative Liabilities, Current	370	772	[2]
Current Assets Held for Sale
Derivatives Fair Value [Line Items]
Derivative Asset, Current	$ 1	$ 118
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Disposal Group, Including Discontinued Operation, Assets, Current	Disposal Group, Including Discontinued Operation, Assets, Current
Noncurrent Assets Held for Sale
Derivatives Fair Value [Line Items]
Derivative Asset, Noncurrent		$ 1
Derivative Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Disposal Group, Including Discontinued Operation, Assets, Noncurrent
Current Liabilities Held for Sale
Derivatives Fair Value [Line Items]
Derivative Liabilities, Current	$ 1	$ 6
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current liabilities	Current liabilities
Noncurrent Liabilities Held for Sale
Derivatives Fair Value [Line Items]
Derivative Liabilities, Noncurrent	$ 1	$ 1
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.